BLACKROCK FUNDSSM

iShares U.S. Intermediate Credit Bond Index Fund

iShares U.S. Intermediate Government Bond Index Fund

iShares U.S. Long Credit Bond Index Fund

iShares U.S. Long Government Bond Index Fund

iShares U.S. Securitized Bond Index Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 29, 2025 to the Statement of Additional Information (“SAI”) of the Fund, dated February 28, 2025, as supplemented to date

Effective immediately, the following changes are made to the Fund’s SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

James Mauro, Jonathan Graves, CFA and Marcus Tom are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Funds.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following tables set forth information about the funds and accounts other than the applicable Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of October 31, 2024.

U.S. Long Credit

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
James Mauro	132 $722.0 Billion	30 $42.06 Billion	5 $3.78 Billion	0 $0	0 $0	0 $0
Jonathan Graves, CFA*	29 $108.03 Billion	71 $29.44 Billion	10 $3.39 Billion	0 $0	0 $0	0 $0
Marcus Tom*	6 $61.86 Billion	8 $47.80 billion	6 $2.98 Billion	0 $0	0 $0	0 $0

*	Information provided is as of June 30, 2025.

U.S. Intermediate Credit

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
James Mauro	132 $721.1 Billion	30 $42.06 Billion	5 $3.78 Billion	0 $0	0 $0	0 $0
Jonathan Graves, CFA*	29 $108.03 Billion	71 $29.44 Billion	10 $3.39 Billion	0 $0	0 $0	0 $0
Marcus Tom*	6 $61.86 billion	8 $47.80 Billion	6 $2.98 Billion	0 $0	0 $0	0 $0

*	Information provided is as of June 30, 2025.

U.S. Long Government

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
James Mauro	132 $721.6 Billion	30 $42.06 Billion	5 $3.78 Billion	0 $0	0 $0	0 $0
Jonathan Graves, CFA*	29 $108.03 Billion	71 $29.44 Billion	10 $3.39 Billion	0 $0	0 $0	0 $0
Marcus Tom*	6 $61.86 Billion	8 $47.80 Billion	6 $2.98 Billion	0 $0	0 $0	0 $0

*	Information provided is as of June 30, 2025.

U.S. Intermediate Government

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
James Mauro	132 $719.3 Billion	30 $42.06 Billion	5 $3.78 Billion	0 $0	0 $0	0 $0
Jonathan Graves, CFA*	29 $108.03 Billion	71 $29.44 Billion	10 $3.39 Billion	0 $0	0 $0	0 $0
Marcus Tom*	6 $61.86 Billion	8 $47.80 Billion	6 $2.98 Billion	0 $0	0 $0	0 $0

*	Information provided is as of June 30, 2025.

U.S. Securitized

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
James Mauro	132 $719.4 Billion	30 $42.06 Billion	5 $3.78 Billion	0 $0	0 $0	0 $0
Jonathan Graves, CFA*	29 $108.03 Billion	71 $29.44 Billion	10 $3.39 Billion	0 $0	0 $0	0 $0
Marcus Tom*	6 $61.86 Billion	8 $47.80 Billion	6 $2.98 Billion	0 $0	0 $0	0 $0

*	Information provided is as of June 30, 2025.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes Mr. Mauro’s compensation as of October 31, 2024 and Messrs. Graves’ and Tom’s compensation as of June 30, 2025.

The sub-section entitled “Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed-income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5-year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Funds and other accounts are:

Portfolio Manager	Fund Managed	Benchmarks
James Mauro Marcus Tom	U.S. Long Credit U.S. Intermediate Credit U.S. Long Government U.S. Intermediate Government U.S. Securitized	A combination of market-based indices (e.g., Bloomberg MBS Index and the Bloomberg U.S. TIPS 0-5 Years Index).
Jonathan Graves, CFA	U.S. Long Credit U.S. Intermediate Credit U.S. Long Government U.S. Intermediate Government U.S. Securitized	A combination of market-based indices (e.g. Bloomberg U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.

The sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

The portfolio managers owned no shares of the Fund as of October 31, 2024 with respect to Mr. Mauro and June 30, 2025 with respect to Messrs. Graves and Tom.

The last two sentences of the first paragraph of the sub-section entitled “Portfolio Manager Potential Material Conflicts of Interest” are deleted in their entirety and replaced with the following:

It should also be noted that Messrs. Mauro, Graves and Tom may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Mauro, Graves and Tom may therefore be entitled to receive a portion of any incentive fees earned on such accounts

Shareholders should retain this Supplement for future reference.

SAI-INDEX-0925SUP

4